Income Tax (Restated) (Details) - Schedule of federal income tax rate	11 Months Ended
Dec. 31, 2020
Schedule of federal income tax rate [Abstract]
Statutory federal income tax rate	21.00%
Valuation allowance	(21.00%)
Income tax provision	0.00%